Share-based Compensation - Award Activity (Details) - $ / shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Units
Beginning Balance (in shares)		1,749
Ending Balance (in shares)			1,749
BMP
Units
Beginning Balance (in shares)	1,351	438	1,118	2,126	180
Granted (in shares)	40	0	35	216	7,363
Vested (in shares)	(195)	(147)	(646)	(788)	(5,037)
Forfeited (in shares)	(78)	0	(69)	(203)	(380)
Ending Balance (in shares)	1,118	291	438	1,351	2,126
Weighted Average Grant Date Fair Value per Unit
Beginning Balance (in dollars per share)	$ 9.73	$ 10.04	$ 9.78	$ 9.61	$ 11.82
Granted (in dollars per share)	10.67	0	10.67	10.67	9.61
Vested (in dollars per share)	9.7	9.88	9.73	9.67	9.61
Forfeited (in dollars per share)	9.61	0	10	9.69	9.61
Ending Balance (in dollars per share)	$ 9.78	$ 10.11	$ 10.04	$ 9.73	$ 9.61
RSU
Units
Beginning Balance (in shares)	1,638	1,749	1,503	2,193	247
Granted (in shares)	111	4,060	510	216	5,603
Vested (in shares)	(195)	(3,060)	(524)	(619)	(3,354)
Forfeited (in shares)	(51)	(98)	(90)	(152)	(303)
Ending Balance (in shares)	1,503	2,651	1,749	1,638	2,193
Weighted Average Grant Date Fair Value per Unit
Beginning Balance (in dollars per share)	$ 12.5	$ 10.00	$ 12.5	$ 12.5	$ 12.5
Granted (in dollars per share)	12.5	2.73	12.5	12.5	12.5
Vested (in dollars per share)	12.5	4.95	12.5	12.5	12.5
Forfeited (in dollars per share)	12.5	4.18	12.5	12.5	12.5
Ending Balance (in dollars per share)	$ 12.5	$ 4.91	$ 10.00	$ 12.5	$ 12.5